Defined Benefit Pension Plan - Schedule of Fair Value of Plan Assets (Details) - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	$ 31,968	$ 46,017	$ 47,526
Recurring
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	32,032	46,018
Recurring | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	102	82
Recurring | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	31,930	45,936
Recurring | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Recurring | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	102	82
Recurring | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	102	82
Recurring | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Recurring | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Recurring | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	3,181	5,154
Recurring | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Recurring | Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	3,181	5,154
Recurring | Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Recurring | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	28,749	40,782
Recurring | Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Recurring | Debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	28,749	40,782
Recurring | Debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	$ 0	$ 0